Material Accounting Policy Information (Details)				6 Months Ended
	Nov. 30, 2024 MYR (RM) shares	May 31, 2024 MYR (RM) shares	Oct. 06, 2023 USD ($)	Dec. 31, 2024	Jul. 15, 2024 shares
Significant Accounting Policies [Line Items]
Registered shares (in Shares)					1
Percentage of share capital					100.00%
Additional ordinary shares (in Shares)	1
Cash consideration | $			$ 1
Percentage of equity interest		49.00%
Subsidiary percentage			100.00%
Expected year term				1 year
ARB AI Agro [Member]
Significant Accounting Policies [Line Items]
Cash consideration | RM	RM 8,979,999
Shares interest	100.00%
ARB Agro Tech [Member]
Significant Accounting Policies [Line Items]
Cash consideration | RM	RM 35,016,000
Shares interest	100.00%
Number of ordinary shares (in Shares)	10
Percentage of equity interest	0.99%
ARB R&D [Member]
Significant Accounting Policies [Line Items]
Additional ordinary shares (in Shares)	8
Cash consideration | RM	RM 570,000
Shares interest	100.00%
ARB Innovation [Member]
Significant Accounting Policies [Line Items]
Cash consideration | RM	RM 57,630,648
Shares interest	100.00%
Number of ordinary shares (in Shares)	1
Percentage of equity interest	10.00%
ARB Lab [Member]
Significant Accounting Policies [Line Items]
Additional ordinary shares (in Shares)	8
Cash consideration | RM	RM 590,000
Shares interest	100.00%
ARB R&D One [Member]
Significant Accounting Policies [Line Items]
Cash consideration | RM	RM 8,000,000
Shares interest	100.00%
Number of ordinary shares (in Shares)	1
Percentage of equity interest	10.00%
ARB Robotic [Member]
Significant Accounting Policies [Line Items]
Additional ordinary shares (in Shares)	1
Cash consideration | RM	RM 9,379,900
Shares interest	100.00%
ARB Intelligence [Member]
Significant Accounting Policies [Line Items]
Cash consideration | RM	RM 53,045,000
Shares interest	100.00%
Number of ordinary shares (in Shares)	10
Percentage of equity interest	0.99%
ARB Midware Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Percentage of equity interest			100.00%
ARB WMS Technologies Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Subsidiary percentage			51.00%
ARB WMS Technologies Sdn. Bhd. [Member] | Ordinary shares [member]
Significant Accounting Policies [Line Items]
Additional ordinary shares (in Shares)		49,000
ARB Innovation Sd [Member]
Significant Accounting Policies [Line Items]
Expected year term				1 year
ARB WMS [Member]
Significant Accounting Policies [Line Items]
Cash consideration | RM		RM 49,000